Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table shows the total compensation for our NEOs for the past four fiscal years as set forth in the Summary Compensation Table in this proxy statement and the prior year’s proxy statement, the “compensation actually paid” to our CEOs (Raymond J. Quinlan through April 20, 2020, identified below as “CEO 1”, and Mr. Witter for the remainder of 2020 to present, identified below as “CEO 2”), and on an average basis, our other NEOs (in each case, as determined under SEC rules), our TSR, our peer group TSR consisting of the S&P Supercomposite Consumer Finance
Sub-Industry
Index,
our
net income, and our Company-Selected Measure, relative TSR against a defined group of peers.

							Value of Initial Fixed $100 Investment Based on:

Fiscal Year (a)	SCT for CEO 1 (b) 1	CAP to CEO 1 (c) 2	SCT for CEO 2 (d) 3	CAP to CEO 2 (e) 2	Average SCT for other NEOs (f) 4	Average CAP to Other NEOs (g) 2	TSR (h) 5	Peer Group TSR (i) 5	Net Income ($ in mil- lions) (j)	Company- Selected Measure: Relative TSR (k) 6

2023	$0	$0	$9,399,485	$14,463,384	$2,649,478	$3,539,537	$232.22	$142.50	$581.4	72nd percentile

2022	$0	$0	$7,809,136	$3,242,518	$2,144,103	$1,683,781	$195.73	$110.91	$469.0	43rd percentile

2021	$0	$0	$7,047,062	$19,612,482	$2,067,229	$2,891,752	$226.14	$137.67	$1,160.5	89th percentile

2020	$9,819,626	$13,432,081	$11,106,257	$18,521,966	$1,993,290	$2,430,458	$140.90	$100.83	$880.7	98th percentile

1
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Quinlan (our CEO until April 20, 2020) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table as set forth on page 52 of our proxy statement filed with the SEC on April 22, 2021.

2
The dollar amounts reported in columns (c), (e), and (g) represent the amount of “compensation actually paid” (otherwise known as CAP), adjusted as follows in the table below, as determined in accordance with SEC rules. None of the equity awards held by our NEOs were forfeited during the preceding four years; therefore, no amounts are reported for forfeited awards. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan, so no adjustment for pension benefits is included in the table below. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. Similarly, no adjustment is made for dividends because the amount associated with such dividends are reflected in the fair value of the award for the covered fiscal year. The reconciliation from the Summary Compensation Table to CAP for fiscal year 2020 through fiscal year 2022 can be found in the proxy statement filed with the SEC on April 27, 2023. The reconciliation from the Summary Compensation Table to CAP for fiscal year 2023 is summarized in the table below.

Fiscal Year	Executives	SCT (a)	Grant Date Fair Value of New Awards (b)	Year End Fair Value of New Awards (i)	Change in Fair Value of Prior Awards (ii)	Change in Fair Value of Vested Awards Granted in Prior Fiscal Years (iii)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year (iv)	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions (v)	Value of Dividends Paid on Equity Awards not reflected in Fair Value (vi)	Total Equity CAP (c)=(i)+(ii)+(iii)+ (iv)+(v)+(vi)	CAP (d) =(a)-(b)+(c)

2023	CEO 2	$9,399,485	$5,789,457	$8,822,611	$2,316,896	($286,152)	$0	$0	$0	$10,853,355	$14,463,384

2023	Other NEOs	$2,649,478	$1,191,529	$1,753,742	$323,207	$4,639	$0	$0	$0	$2,081,588	$3,539,537

(a)	The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(c)	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted in prior years and vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year;

(iv)	for awards that are granted and vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year;

(v)	for awards that fail to meet vesting conditions during the fiscal year and are no longer outstanding; and

(vi)	value of dividends not otherwise captured in the calculation of each Fair Value used to calculate CAP.

While the equity awards disclosed in the Summary Compensation Table are based on the grant date fair values computed in accordance with FASB ASC Topic 718, the equity award values disclosed pursuant to CAP in the table above are calculated in the following manner:

•
The stock prices used to calculate the figures in columns (i) and (ii) in the above table are as follows: $16.60 on December 31, 2022 and $19.12 on December 31, 2023. The stock prices used to calculate the figures in column (iii) in the above table are based on the closing prices on the vesting dates of the applicable awards.

•	The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.

(d)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

3
The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Witter (our CEO from April 20, 2020 to present) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table as set forth on page 53 of this proxy statement and on page 52 of the prior year’s proxy statement.

4
The dollar amounts reported in column (f) are the average amounts of total compensation reported for the other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table as set forth on page 53 of this proxy statement and on page 52 of the prior year’s proxy statement. For each of 2020, 2021, 2022 and 2023, the other NEOs were:

2023	Peter M. Graham, Kerri A. Palmer, Donna F. Vieira, Nicolas Jafarieh, Steven J. McGarry

2022	Steven J. McGarry, Kerri A. Palmer, Donna F. Vieira, Daniel P. Kennedy

2021	Steven J. McGarry, Kerri A. Palmer, Donna F. Vieira, Daniel P. Kennedy

2020	Steven J. McGarry, Paul F. Thome, Donna F. Vieira, Daniel P. Kennedy

5
TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P Supercomposite Consumer Finance Sub-Industry Index, which is used for our Stock Performance presentation set forth in the Company’s Annual Report on Form
10-K
for the year ended December 31, 2023.

6
Our Company-Selected Measure is Relative TSR consistent with the peer group used in the PSU metric under our annual Long-Term Incentive Program. For illustrative purposes, calculations within this column are based on
1-year
measurements (as opposed to the
3-year
relative TSR performance period regarding the Company’s PSUs). For purposes of relative TSR, the peer group used in the PSU metric under our annual Long-Term Incentive Program consists of: (i) the S&P Supercomposite Consumer Finance Sub-Industry Index and (ii) the S&P 400 Regional Bank
Sub-Industry
Index.

Company Selected Measure Name	Relative TSR
Named Executive Officers, Footnote
4
The dollar amounts reported in column (f) are the average amounts of total compensation reported for the other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table as set forth on page 53 of this proxy statement and on page 52 of the prior year’s proxy statement. For each of 2020, 2021, 2022 and 2023, the other NEOs were:

2023	Peter M. Graham, Kerri A. Palmer, Donna F. Vieira, Nicolas Jafarieh, Steven J. McGarry

2022	Steven J. McGarry, Kerri A. Palmer, Donna F. Vieira, Daniel P. Kennedy

2021	Steven J. McGarry, Kerri A. Palmer, Donna F. Vieira, Daniel P. Kennedy

2020	Steven J. McGarry, Paul F. Thome, Donna F. Vieira, Daniel P. Kennedy

Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P Supercomposite Consumer Finance Sub-Industry Index, which is used for our Stock Performance presentation set forth in the Company’s Annual Report on Form
10-K
	for the year ended December 31, 2023.
Adjustment To PEO Compensation, Footnote

Fiscal Year	Executives	SCT (a)	Grant Date Fair Value of New Awards (b)	Year End Fair Value of New Awards (i)	Change in Fair Value of Prior Awards (ii)	Change in Fair Value of Vested Awards Granted in Prior Fiscal Years (iii)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year (iv)	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions (v)	Value of Dividends Paid on Equity Awards not reflected in Fair Value (vi)	Total Equity CAP (c)=(i)+(ii)+(iii)+ (iv)+(v)+(vi)	CAP (d) =(a)-(b)+(c)

2023	CEO 2	$9,399,485	$5,789,457	$8,822,611	$2,316,896	($286,152)	$0	$0	$0	$10,853,355	$14,463,384

2023	Other NEOs	$2,649,478	$1,191,529	$1,753,742	$323,207	$4,639	$0	$0	$0	$2,081,588	$3,539,537

(a)	The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(c)	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted in prior years and vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year;

(iv)	for awards that are granted and vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year;

(v)	for awards that fail to meet vesting conditions during the fiscal year and are no longer outstanding; and

(vi)	value of dividends not otherwise captured in the calculation of each Fair Value used to calculate CAP.

While the equity awards disclosed in the Summary Compensation Table are based on the grant date fair values computed in accordance with FASB ASC Topic 718, the equity award values disclosed pursuant to CAP in the table above are calculated in the following manner:

•
The stock prices used to calculate the figures in columns (i) and (ii) in the above table are as follows: $16.60 on December 31, 2022 and $19.12 on December 31, 2023. The stock prices used to calculate the figures in column (iii) in the above table are based on the closing prices on the vesting dates of the applicable awards.

•	The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.

(d)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 2,649,478	$ 2,144,103	$ 2,067,229	$ 1,993,290
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,539,537	1,683,781	2,891,752	2,430,458
Adjustment to Non-PEO NEO Compensation Footnote

Fiscal Year	Executives	SCT (a)	Grant Date Fair Value of New Awards (b)	Year End Fair Value of New Awards (i)	Change in Fair Value of Prior Awards (ii)	Change in Fair Value of Vested Awards Granted in Prior Fiscal Years (iii)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year (iv)	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions (v)	Value of Dividends Paid on Equity Awards not reflected in Fair Value (vi)	Total Equity CAP (c)=(i)+(ii)+(iii)+ (iv)+(v)+(vi)	CAP (d) =(a)-(b)+(c)

2023	CEO 2	$9,399,485	$5,789,457	$8,822,611	$2,316,896	($286,152)	$0	$0	$0	$10,853,355	$14,463,384

2023	Other NEOs	$2,649,478	$1,191,529	$1,753,742	$323,207	$4,639	$0	$0	$0	$2,081,588	$3,539,537

(a)	The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(c)	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted in prior years and vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year;

(iv)	for awards that are granted and vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year;

(v)	for awards that fail to meet vesting conditions during the fiscal year and are no longer outstanding; and

(vi)	value of dividends not otherwise captured in the calculation of each Fair Value used to calculate CAP.

While the equity awards disclosed in the Summary Compensation Table are based on the grant date fair values computed in accordance with FASB ASC Topic 718, the equity award values disclosed pursuant to CAP in the table above are calculated in the following manner:

•
The stock prices used to calculate the figures in columns (i) and (ii) in the above table are as follows: $16.60 on December 31, 2022 and $19.12 on December 31, 2023. The stock prices used to calculate the figures in column (iii) in the above table are based on the closing prices on the vesting dates of the applicable awards.

•	The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.

(d)	“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid against Company and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid against Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid against Relative TSR Percentile
Total Shareholder Return Vs Peer Group	Compensation Actually Paid against Company and Peer Group TSR
Tabular List, Table
2023 Performance Measures
The Compensation Committee uses a mix of performance measures throughout the AIP and LTIP in order to align executive pay with Company performance. As required by SEC rules, the performance measures identified as the most important for NEOs’ 2023 compensation decisions are listed in the table below. These performance measures are each described in more detail in the CD&A.

Most Important Performance Measures
Relative TSR
Pre-Tax, Pre-Provision, Pre-Operating Expense Income Per Share
Private Education Loan Originations
Operating Expenses Excluding FDIC Expense
Net Charge-Offs

Total Shareholder Return Amount	$ 232.22	195.73	226.14	140.9
Peer Group Total Shareholder Return Amount	142.5	110.91	137.67	100.83
Net Income (Loss)	$ 581,400,000	$ 469,000,000	$ 1,160,500,000	$ 880,700,000
Company Selected Measure Amount	0.72	0.43	0.89	0.98
PEO Name	Mr. Witter			Mr. Quinlan
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Pre-Tax, Pre-Provision, Pre-Operating Expense Income Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Private Education Loan Originations
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Expenses Excluding FDIC Expense
Measure:: 5
Pay vs Performance Disclosure
Name	Net Charge-Offs
Raymond J. Quinlan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 9,819,626
PEO Actually Paid Compensation Amount	0	0	0	13,432,081
Mr. Witter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	9,399,485	7,809,136	7,047,062	11,106,257
PEO Actually Paid Compensation Amount	14,463,384	$ 3,242,518	$ 19,612,482	$ 18,521,966
PEO | Mr. Witter [Member] | Grant Date Fair Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,789,457
PEO | Mr. Witter [Member] | Year End Fair Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,822,611
PEO | Mr. Witter [Member] | Change in Fair Value of Prior Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,316,896
PEO | Mr. Witter [Member] | Fair Value of Vested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(286,152)
PEO | Mr. Witter [Member] | Fair Value of Vested Awards Granted and Vested in Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Witter [Member] | Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Witter [Member] | Value of Dividends Paid on Equity Awards not reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Witter [Member] | Total Equity CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,853,355
Non-PEO NEO | Grant Date Fair Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,191,529
Non-PEO NEO | Year End Fair Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,753,742
Non-PEO NEO | Change in Fair Value of Prior Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	323,207
Non-PEO NEO | Fair Value of Vested Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,639
Non-PEO NEO | Fair Value of Vested Awards Granted and Vested in Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends Paid on Equity Awards not reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Equity CAP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,081,588